Investments in Associates and Joint Ventures - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of investments in associates and joint ventures [line items]
Investments in joint ventures and associates	Other investments in associates and joint ventures represents a large number of associates and joint ventures with an individual statement of financial position value of less than EUR 50 million.
Accumulated impairments	€ 33	€ 48
Transfers to and reclassification from available-for-sale equity securities to associates	(1)	75
Reclassification from/to other assets and other liabilities	(6)	(7)
Revaluation amount	(8)	38
Other revaluation amount		(31)
Share of result from associates and joint ventures	178	88	€ 492
Gain on disposal of shares	1	1	€ 2
Disposals and held for sales	€ 245	€ 54
TMB Public Company Limited [member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership interest	30.00%	30.00%
Revaluation amount		€ 54
Share of result from associates and joint ventures	€ 67	68
Associates [member]
Disclosure of investments in associates and joint ventures [line items]
Transfers to and reclassification from available-for-sale equity securities to associates	5	82
Associates and joint ventures [member]
Disclosure of investments in associates and joint ventures [line items]
Revaluation amount	(8)	38
Share of result from associates and joint ventures	178	91
Impairments of investments	0	(3)
Visa europe limited [member]
Disclosure of investments in associates and joint ventures [line items]
Gain on disposal of shares		21
Enterprise Center [member]
Disclosure of investments in associates and joint ventures [line items]
Disposals and held for sales		40
CBRE Asia Value Fund [member]
Disclosure of investments in associates and joint ventures [line items]
Capital repayments		10
Equens SE [member]
Disclosure of investments in associates and joint ventures [line items]
Revaluation amount		€ 17
Appia Group [member]
Disclosure of investments in associates and joint ventures [line items]
Gain on disposal of shares	97
Disposals and held for sales	€ 146